Form N-1A Supplement	May 21, 2026
KraneShares Dragon Capital Vietnam Growth Index ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement dated May 21, 2026 to the Fund’s Summary Prospectus, Statutory Prospectus, and Statement of Additional Information,
each dated October 20, 2025, as each may be supplemented and amended from time to time.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus, Statutory Prospectus, and Statement of Additional Information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.